Insurance Contracts - Summary of Interest rate risk exposure of insurance contracts and reinsurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	₩ 20,315,871	₩ 18,011,796
Insurance contract liabilities
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	20,356,903	18,049,198
Reinsurance contract liabilities
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	(41,032)	(37,402)
Interest rate risk
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	20,315,871	18,011,795
Interest rate risk | Interest rate fixed contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	10,206,298	8,121,476
Interest rate risk | Interest rate linked contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	5,099,774	5,491,169
Interest rate risk | Variable contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	5,050,831	4,436,552
Interest rate risk | Insurance contract liabilities
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	20,356,903	18,049,197
Interest rate risk | Reinsurance contract liabilities
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Interest rate risk exposure of insurance contracts and reinsurance contracts	₩ (41,032)	₩ (37,402)